LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2016	12,525,256
Granted	13,357,922
Cancelled	(3,046,593)
Exercised	(2,403,094)
Balance on December 31, 2016	20,433,491
Granted	3,170,952
Cancelled	(1,901,782)
Exercised	(2,727,577)
Balance on December 31, 2017	18,975,084
Granted	2,411,345
Cancelled	(3,150,635)
Exercised	(3,974,293)
Balance on December 31, 2018	14,261,501

Schedule of stock option activity

	2018		2017		2016
		Average exercise		Average exercise		Average exercise
	Number of shares	price in the year	Number of shares	price in the year	Number of shares	price in the year
		R$		R$		R$
Available at beginning of the year	292,391	17.91	569,115	16.64	1,074,246	18.36
Options Exercised	(33,499)	14.86	—	—	—	—
Options Forfeited	(243,412)	18.62	(276,724)	15.11	(505,131)	20.49
Available at the end of the year	15,480	16.72	292,391	17.91	569,115	16.64

Summary of stock options by exercise price

				Number
		Average period of	Average	exercisable at
Exercise price	Quantity	grace (in years)	exercise price	December 31, 2018*
			R$
R$ 16.86	10,754	0.2	15.90	10,754
R$ 18.58	4,726	4.0	18.58	4,726
	15,480			15,480

*The total of options vested that are exercisable on December 31, 2018 is 15,480  (57,668 and 57,678 on December 31, 2017 and 2016).